Document And Entity Information	Apr. 21, 2023
Document Information Line Items
Entity Registrant Name	TRANS-LUX CORPORATION
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000099106
Document Period End Date	Apr. 21, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2257
Entity Tax Identification Number	13-1394750
Entity Address, Address Line One	254 West 31st Street,
Entity Address, Address Line Two	12th Floor,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	800
Local Phone Number	243-5544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false